UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22126

Name of Fund: BlackRock Defined Opportunity Credit Trust (BHL)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Defined Opportunity Credit Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2016

Date of reporting period: 11/30/2015

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2015 (Unaudited)	BlackRock Defined Opportunity Credit Trust (BHL) (Percentages shown are based on Net Assets)

Common Stocks — 0.2%		Shares	Value
Diversified Consumer Services — 0.2%
Houghton Mifflin Harcourt Co. (a)		12,055	$238,207

Asset-Backed Securities (b)		Par (000)
Asset-Backed Securities — 3.5%
ALM Loan Funding, Series 2013-7RA, Class C, 3.74%, 4/24/24 (c)	USD	500	488,544
ALM XIV Ltd., Series 2014-14A, Class C, 3.74%, 7/28/26 (c)		713	653,728
ALM XVI Ltd./ALM XVI LLC, Series 2015-16A, Class B, 3.16%, 7/15/27 (c)		350	344,155
Atlas Senior Loan Fund Ltd., Series 2014-6A, Class D, 3.98%, 10/15/26 (c)		250	231,549
Atrium CDO Corp., Series 9A, Class D, 3.83%, 2/28/24 (c)		250	236,108
Benefit Street Partners CLO VII Ltd., Series 2015-VIIA, Class B, 3.23%, 7/18/27 (c)		295	286,622
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class D, 4.79%, 1/20/25 (c)		250	249,958
Cent CLO 22 Ltd., Series 2014-22A, Class C, 4.06%, 11/07/26 (c)		250	237,150
LCM XVIII LP, Series 18A, Class INC, 0.00%, 4/20/27 (d)		500	355,958
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class D, 3.48%, 10/25/25 (c)		250	223,362
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class C, 4.01%, 11/14/26 (c)		250	232,939
OZLM VI, Ltd., Series 2014-6A, Class B, 3.22%, 4/17/26 (c)		250	242,929
Sound Point CLO IV Ltd., Series 2013-3A, Class A, 1.66%, 1/21/26 (c)		250	247,286
Venture XXI CLO Ltd., Series 2015-21A, Class A, 1.77%, 7/15/27 (c)		250	246,275
Total Asset-Backed Securities - 3.5%			4,276,563

Corporate Bonds	Par (000)		Value
Airlines — 0.7%
American Airlines Pass-Through Trust, Series 2013-2, Class C, 6.00%, 1/15/17 (b)	USD	247	$253,190
Delta Air Lines Pass-Through Trust, Series 2009-1, Class B, 9.75%, 12/17/16		42	44,238
US Airways Pass-Through Trust, Series 2012-2, Class C, 5.45%, 6/03/18		590	590,000

			887,428
Auto Components — 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 3.50%, 3/15/17		164	164,000
Commercial Services & Supplies — 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 3.07%, 12/01/17 (c)		68	68,170
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (b)		78	77,741

			145,911
Communications Equipment — 0.1%
Avaya, Inc., 7.00%, 4/01/19 (b)		101	79,538
Containers & Packaging — 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 3.34%, 12/15/19 (b)(c)		260	255,450
Diversified Telecommunication Services — 0.3%
Level 3 Financing, Inc.:
3.91%, 1/15/18 (c)		228	229,710
6.13%, 1/15/21		127	133,097

			362,807
Health Care Equipment & Supplies — 0.1%
DJO Finance LLC/DJO Finance Corp., 8.13%, 6/15/21 (b)		75	67,500
Health Care Providers & Services — 0.2%
Tenet Healthcare Corp., 3.84%, 6/15/20 (b)(c)		310	305,738
Media — 0.9%
Altice Financing SA, 6.63%, 2/15/23 (b)		200	198,374
Altice US Finance I Corp., 5.38%, 7/15/23 (b)		275	275,000
CCO Safari II LLC, 4.91%, 7/23/25 (b)		420	426,394

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	NOVEMBER 30, 2015	1

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)

Corporate Bonds	Par (000)		Value
Media (continued)
Numericable Group SA, 6.00%, 5/15/22 (b)	USD	200	$197,500

			1,097,268
Oil, Gas & Consumable Fuels — 0.4%
California Resources Corp., 5.50%, 9/15/21		325	195,000
CONSOL Energy, Inc., 5.88%, 4/15/22		140	91,700
MEG Energy Corp., 7.00%, 3/31/24 (b)		200	169,500

			456,200
Pharmaceuticals — 0.2%
Valeant Pharmaceuticals International, Inc., 5.38%, 3/15/20 (b)		215	192,425
Wireless Telecommunication Services — 0.2%
Sprint Communications, Inc., 7.00%, 3/01/20 (b)		275	280,672
Total Corporate Bonds - 3.5%			4,294,937

Floating Rate Loan Interests (c)
Aerospace & Defense — 1.4%
BE Aerospace, Inc., 2014 Term Loan B, 4.00%, 12/16/21		629	628,060
DigitalGlobe, Inc., Term Loan B, 3.75%, 1/31/20		63	61,239
TASC, Inc., 2nd Lien Term Loan, 12.00%, 5/30/21		275	280,844
Transdigm, Inc.:
2015 Term Loan E, 3.50%, 5/14/22		219	211,685
Term Loan C, 3.75%, 2/28/20		375	365,314
Term Loan D, 3.75%, 6/04/21		198	192,266

			1,739,408
Air Freight & Logistics — 0.7%
CEVA Group PLC, Synthetic LC, 6.50%, 3/19/21		156	134,380
CEVA Intercompany BV, Dutch Term Loan, 6.50%, 3/19/21		162	139,584
CEVA Logistics Canada ULC, Canadian Term Loan, 6.50%, 3/19/21		25	21,861
CEVA Logistics US Holdings, Inc., Term Loan, 6.50%, 3/19/21		223	192,530

Floating Rate Loan Interests	Par (000)		Value
Air Freight & Logistics (continued)
XPO Logistics, Inc., Term Loan, 5.50%, 11/01/21	USD	305	$303,667

			792,022
Airlines — 0.7%
Delta Air Lines, Inc., 2018 Term Loan B1, 3.25%, 10/18/18		320	318,902
Northwest Airlines, Inc.:
2.39%, 3/10/17		90	88,440
1.77%, 9/10/18		164	158,595
US Airways Group, Inc., Term Loan B1, 3.50%, 5/23/19		255	252,491

			818,428
Auto Components — 3.0%
Affinia Group Intermediate Holdings, Inc., Term Loan B2, 4.75%, 4/27/20		239	238,298
Autoparts Holdings Ltd.:
1st Lien Term Loan, 7.00%, 7/29/17		593	444,856
2nd Lien Term Loan, 11.00%, 1/29/18		200	94,429
Dayco Products LLC, Term Loan B, 5.25%, 12/12/19		253	250,309
FPC Holdings, Inc., 1st Lien Term Loan, 5.25%, 11/19/19		324	264,196
Gates Global, Inc., Term Loan B, 4.25%, 7/05/21		1,965	1,833,153
Goodyear Tire & Rubber Co., 2nd Lien Term Loan, 3.75%, 4/30/19		333	333,057
INA Beteiligungsgesellschaft mbH, Term Loan B, 4.25%, 5/15/20		156	155,859

			3,614,157
Automobiles — 0.4%
Chrysler Group LLC, Term Loan B:
2018, 3.25%, 12/31/18		187	185,746
3.50%, 5/24/17		316	315,095

			500,841
Banks — 0.3%
Redtop Acquisitions Ltd.:
1st Lien Term Loan, 4.50%, 12/03/20		255	253,534
2nd Lien Term Loan, 8.25%, 6/03/21		69	66,712

			320,246

2	BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	NOVEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)

Floating Rate Loan Interests	Par (000)		Value
Biotechnology — 0.2%
AMAG Pharmaceuticals, Inc., 2015 1st Lien Term Loan, 4.75%, 8/13/21	USD	195	$183,300
Building Materials — 0.5%
USAGM HoldCo LLC, 2015:
2nd Lien Term Loan, 9.50%, 7/28/23		145	139,562
Term Loan, 4.75%, 7/28/22		551	526,761

			666,323
Building Products — 3.1%
Continental Building Products LLC, 1st Lien Term Loan, 4.00%, 8/28/20		293	290,188
CPG International, Inc., Term Loan, 4.75%, 9/30/20		1,182	1,143,107
GYP Holdings III Corp., 1st Lien Term Loan, 4.75%, 4/01/21		269	259,805
Hanson Building Products Ltd., 1st Lien Term Loan, 6.50%, 3/13/22		72	70,043
Jeld-Wen, Inc., Term Loan B, 5.25%, 10/15/21		695	691,929
Ply Gem Industries, Inc., Term Loan, 4.00%, 2/01/21		222	218,024
Quikrete Holdings, Inc., 1st Lien Term Loan, 4.00%, 9/28/20		383	380,587
Wilsonart LLC:
Incremental Term Loan B2, 4.00%, 10/31/19		108	105,576
Term Loan B, 4.00%, 10/31/19		633	618,729

			3,777,988
Capital Markets — 1.0%
Affinion Group, Inc., Term Loan B, 6.75%, 4/30/18		297	276,034
American Capital Holdings, Inc., 2017 Term Loan, 3.50%, 8/22/17		193	192,784
RPI Finance Trust, Term Loan B4, 3.50%, 11/09/20		782	774,573

			1,243,391
Chemicals — 3.7%
Allnex (Luxembourg) & Cy SCA, Term Loan B1, 4.50%, 10/03/19		251	248,397
Allnex USA, Inc., Term Loan B2, 4.50%, 10/03/19		130	128,881

Floating Rate Loan Interests	Par (000)		Value
Chemicals (continued)
Axalta Coating Systems US Holdings, Inc., Term Loan, 3.75%, 2/01/20	USD	487	$481,702
CeramTec Acquisition Corp., Term Loan B2, 4.25%, 8/30/20		26	26,222
Charter NEX US Holdings, Inc., Term Loan B, 5.25%, 2/07/22		259	258,028
Chemours Co., Term Loan B, 3.75%, 5/12/22		191	176,206
Chemtura Corp., Term Loan B, 3.50%, 8/27/16		62	62,069
Chromaflo Technologies Corp., 2nd Lien Term Loan, 8.25%, 6/02/20		110	101,196
Evergreen Acqco 1 LP, Term Loan, 5.00%, 7/09/19		69	55,954
Ineos US Finance LLC, 6 Year Term Loan, 3.75%, 5/04/18		159	155,732
Klockner-Pentaplast of America, Inc., Term Loan, 5.00%, 4/28/20		164	163,869
MacDermid, Inc.:
1st Lien Term Loan, 4.50%, 6/07/20		390	377,413
Term Loan B2, 4.75%, 6/07/20		32	31,176
Term Loan B3, 5.50%, 6/07/20		235	228,465
OXEA Finance LLC:
2nd Lien Term Loan, 9.50%, 7/15/20		315	284,026
Term Loan B2, 4.25%, 1/15/20		573	547,501
Royal Holdings, Inc.:
2015 1st Lien Term Loan, 4.50%, 6/19/22		259	256,951
2015 2nd Lien Term Loan, 8.50%, 6/19/23		110	108,991
Solenis International LP:
1st Lien Term Loan, 4.25%, 7/31/21		351	343,764
2nd Lien Term Loan, 7.75%, 7/31/22		390	353,925
Tata Chemicals North America, Inc., Term Loan B, 3.75%, 8/07/20		120	116,144

			4,506,612
Commercial Services & Supplies — 6.6%
ADMI Corp., 2015 Term Loan B, 5.50%, 4/30/22		264	263,950
ADS Waste Holdings, Inc., Term Loan, 3.75%, 10/09/19		700	683,230

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	NOVEMBER 30, 2015	3

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)

Floating Rate Loan Interests	Par (000)		Value
Commercial Services & Supplies (continued)
ARAMARK Corp.:
Extended Synthetic Line of Credit 2, 0.04%, 7/26/16	USD	6	$6,029
Extended Synthetic Line of Credit 3, 3.65%, 7/26/16		4	4,078
Term Loan E, 3.25%, 9/07/19		571	567,543
Term Loan F, 3.25%, 2/24/21		193	190,990
Brand Energy & Infrastructure Services, Inc., Term Loan B, 4.75%, 11/26/20		857	789,979
Catalent Pharma Solutions, Inc., Term Loan B, 4.25%, 5/20/21		754	745,190
Connolly Corp.:
1st Lien Term Loan, 4.50%, 5/14/21		677	666,080
2nd Lien Term Loan, 8.00%, 5/14/22		325	322,020
Creative Artists Agency LLC, Term Loan B, 5.50%, 12/17/21		238	237,504
Dealer Tire LLC, Term Loan B, 5.50%, 12/22/21		181	180,733
KAR Auction Services, Inc., Term Loan B2, 3.50%, 3/11/21		305	302,798
Koosharem LLC, Exit Term Loan, 7.50%, 5/15/20		543	530,925
Livingston International, Inc., 1st Lien Term Loan, 5.00%, 4/18/19		303	282,571
PSSI Holdings LLC, Term Loan B, 5.00%, 12/02/21		372	370,327
Spin Holdco, Inc., Term Loan B, 4.25%, 11/14/19		989	960,154
US Ecology, Inc., Term Loan, 3.75%, 6/17/21		166	165,156
Waste Industries USA, Inc., Term Loan B, 4.25%, 2/27/20		206	205,590
West Corp., Term Loan B10, 3.25%, 6/30/18		598	588,699

			8,063,546
Communications Equipment — 1.6%
Applied Systems, Inc.:
1st Lien Term Loan, 4.25%, 1/25/21		325	318,983
2nd Lien Term Loan, 7.50%, 1/24/22		85	81,494
Avaya, Inc., Term Loan B7, 6.25%, 5/29/20		224	169,218
CommScope, Inc., Term Loan B5, 3.75%, 12/29/22		210	207,310
Riverbed Technology, Inc., Term Loan B, 6.00%, 4/24/22		121	120,617

Floating Rate Loan Interests	Par (000)		Value
Communications Equipment (continued)
Zayo Group LLC, Term Loan B, 3.75%, 5/06/21	USD	1,026	$1,012,879

			1,910,501
Construction & Engineering — 0.1%
AECOM Technology Corp., 2014 Term Loan B, 3.75%, 10/15/21		140	139,844
Construction Materials — 0.6%
Beacon Roofing Supply, Inc., Term Loan B, 4.00%, 10/01/22		145	144,094
Filtration Group Corp., 1st Lien Term Loan, 4.25%, 11/21/20		309	301,884
Headwaters, Inc., Term Loan B, 4.50%, 3/24/22		164	163,341
McJunkin Red Man Corp., Term Loan, 4.75%, 11/08/19		100	96,125

			705,444
Containers & Packaging — 1.3%
Ardagh Holdings USA, Inc., Incremental Term Loan, 4.00%, 12/17/19		356	352,814
Berry Plastics Holding Corp.:
Term Loan E, 3.75%, 1/06/21		286	282,623
Term Loan F, 4.00%, 10/01/22		752	746,637
BWAY Holding Co., Inc., Term Loan B, 5.50%, 8/14/20		186	180,394

			1,562,468
Distributors — 0.6%
ABC Supply Co., Inc., Term Loan, 3.50%, 4/16/20		367	364,001
American Tire Distributors Holdings, Inc., 2015 Term Loan, 5.25%, 9/01/21		348	348,104

			712,105
Diversified Consumer Services — 2.7%
Allied Security Holdings LLC:
1st Lien Term Loan, 4.25%, 2/12/21		647	632,172
2nd Lien Term Loan, 8.00%, 8/13/21		321	302,313
Bright Horizons Family Solutions, Inc.:
Incremental Term Loan B1, 4.50%, 1/30/20		79	79,450
Term Loan B, 4.00%, 1/30/20		627	625,795
CT Technologies Intermediate Holdings, Inc., 1st Lien Term Loan, 5.25%, 12/01/21		274	269,077

4	BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	NOVEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)

Floating Rate Loan Interests	Par (000)		Value
Diversified Consumer Services (continued)
ROC Finance LLC, Term Loan, 5.00%, 6/20/19	USD	245	$229,918
ServiceMaster Co., 2014 Term Loan B, 4.25%, 7/01/21		1,205	1,196,454

			3,335,179
Diversified Financial Services — 3.2%
AlixPartners LLP, 2015 Term Loan B, 4.50%, 7/28/22		435	431,468
AssuredPartners, Inc., 2015 1st Lien Term Loan, 5.75%, 10/21/22		390	387,562
Diamond US Holding LLC, Term Loan B, 4.75%, 12/17/21		223	221,638
Jefferies Finance LLC, Term Loan, 4.50%, 5/14/20		599	592,515
Onex Wizard US Acquisition, Inc., Term Loan, 4.25%, 3/13/22		463	458,460
Reynolds Group Holdings, Inc., Dollar Term Loan, 4.50%, 12/01/18		723	719,227
SAM Finance Luxembourg Sarl, Term Loan, 4.25%, 12/17/20		416	414,504
TransFirst, Inc.:
2014 2nd Lien Term Loan, 9.00%, 11/12/22		190	186,582
Incremental Term Loan B, 4.75%, 11/12/21		496	491,318

			3,903,274
Diversified Telecommunication Services — 4.2%
Altice Financing SA, Term Loan:
Delayed Draw, 5.50%, 7/02/19		678	677,713
5.25%, 2/04/22		9	8,955
Cequel Communications LLC, Term Loan B, 3.50%, 2/14/19		55	54,175
Hawaiian Telcom Communications, Inc., Term Loan B, 5.00%, 6/06/19		514	509,921
Integra Telecom, Inc.:
2015 1st Lien Term Loan, 5.25%, 8/14/20		508	493,380
2nd Lien Term Loan, 9.75%, 2/21/20		168	163,754
Level 3 Financing, Inc.:
2013 Term Loan B, 4.00%, 1/15/20		2,330	2,325,922
2019 Term Loan, 4.00%, 8/01/19		350	348,838

Floating Rate Loan Interests	Par (000)		Value
Diversified Telecommunication Services (continued)
Virgin Media Investment Holdings Ltd., Term Loan F, 3.50%, 6/30/23	USD	525	$516,787

			5,099,445
Electrical Equipment — 1.2%
Southwire Co., Term Loan, 3.00%, 2/10/21		261	255,152
Texas Competitive Electric Holdings Co. LLC:
DIP Term Loan, 3.75%, 11/07/16		1,023	1,019,332
Extended Term Loan, 4.68%, 10/10/17 (a)(e)		380	128,820

			1,403,304
Electronic Equipment, Instruments & Components — 0.4%
CDW LLC, Term Loan, 3.25%, 4/29/20		371	357,382
CPI Acquisition, Inc., Term Loan B, 5.50%, 8/17/22		182	180,617

			537,999
Energy Equipment & Services — 1.1%
Dynegy Holdings, Inc., Term Loan B2, 4.00%, 4/23/20		254	248,988
Exgen Texas Power LLC, Term Loan B, 5.75%, 9/16/21		262	191,900
MEG Energy Corp., Refinancing Term Loan, 3.75%, 3/31/20		949	890,052

			1,330,940
Food & Staples Retailing — 1.9%
Hostess Brands LLC:
1st Lien Term Loan, 4.50%, 8/03/22		495	492,317
2nd Lien Term Loan, 8.50%, 8/03/23		16	15,527
New Albertson’s, Inc., Term Loan, 4.75%, 6/27/21		332	328,688
Rite Aid Corp., 2nd Lien Term Loan, 5.75%, 8/21/20		235	235,686
Supervalu, Inc., Refinancing Term Loan B, 4.50%, 3/21/19		505	503,066
US Foods, Inc., Refinancing Term Loan, 4.50%, 3/31/19		737	730,200

			2,305,484
Food Products — 2.6%
CTI Foods Holding Co. LLC, 1st Lien Term Loan, 4.50%, 6/29/20		255	239,512

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	NOVEMBER 30, 2015	5

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)

Floating Rate Loan Interests	Par (000)			Value
Food Products (continued)
Diamond Foods, Inc., Term Loan, 4.25%, 8/20/18	USD	658		$656,024
Dole Food Co., Inc., Term Loan B, 4.50%, 11/01/18		608		603,955
Pabst Brewing Co., Inc., Term Loan, 5.75%, 10/21/21		400		398,262
Performance Food Group Co., 2nd Lien Term Loan, 6.25%, 11/14/19		257		255,887
Pinnacle Foods Finance LLC, Term Loan G, 3.00%, 4/29/20		605		598,889
Post Holdings Inc., Series A Incremental Term Loan, 3.75%, 6/02/21		—	(f)	134
Reddy Ice Corp.:
1st Lien Term Loan, 6.75%, 5/01/19		362		297,835
2nd Lien Term Loan, 10.75%, 11/01/19		270		162,000

				3,212,498
Health Care Equipment & Supplies — 4.3%
Alere, Inc., 2015 Term Loan B, 4.25%, 6/18/22		479		472,807
Auris Luxembourg III Sarl, Term Loan B4, 4.25%, 1/15/22		223		220,989
Capsugel Holdings US, Inc., Term Loan B, 3.50%, 8/01/18		434		431,297
DJO Finance LLC, 2015 Term Loan, 4.25%, 6/08/20		748		730,140
Iasis Healthcare LLC, Term Loan B2, 4.50%, 5/03/18		691		680,007
Immucor, Inc., Refinancing Term Loan B2, 5.00%, 8/17/18		792		762,602
Leonardo Acquisition Corp., Term Loan, 4.25%, 1/31/21		500		491,905
National Vision, Inc., 1st Lien Term Loan, 4.00%, 3/12/21		699		679,826
Ortho-Clinical Diagnostics, Inc., Term Loan B, 4.75%, 6/30/21		620		581,564
Sage Products Holdings III LLC, Refinancing Term Loan B2, 4.25%, 12/13/19		165		163,868

				5,215,005
Health Care Providers & Services — 7.7%
Acadia Healthcare Co., Inc., Term Loan B, 4.25%, 2/11/22		111		111,346
Air Medical Group Holdings, Inc., Term Loan B, 4.50%, 4/28/22		104		101,891
Amsurg Corp., 1st Lien Term Loan B, 3.50%, 7/16/21		691		684,953

Floating Rate Loan Interests	Par (000)		Value
Health Care Providers & Services (continued)
CHG Healthcare Services Inc., Term Loan, 4.25%, 11/19/19	USD	563	$555,088
Community Health Systems, Inc.:
Term Loan F, 3.48%, 12/31/18		337	330,775
Term Loan G, 3.75%, 12/31/19		623	609,480
Term Loan H, 4.00%, 1/27/21		243	238,860
Curo Health Services LLC, 2015 1st Lien Term Loan, 6.50%, 2/07/22		348	346,728
DaVita HealthCare Partners, Inc., Term Loan B, 3.50%, 6/24/21		2,187	2,174,823
Envision Healthcare Corp., Term Loan:
4.25%, 5/25/18		419	417,510
B2, 4.50%, 10/28/22		165	164,020
Genesis HealthCare Corp., Term Loan B, 10.00%, 12/04/17		235	237,513
HC Group Holdings III, Inc., Term Loan B, 6.00%, 4/07/22		170	169,118
HCA, Inc., Term Loan B5, 2.98%, 3/31/17		313	312,295
MPH Acquisition Holdings LLC, Term Loan, 3.75%, 3/31/21		423	411,332
National Mentor Holdings, Inc., Term Loan B, 4.25%, 1/31/21		106	102,784
Sterigenics-Nordion Holdings LLC, 2015 Term Loan B, 4.25%, 5/15/22		720	707,400
Surgery Center Holdings, Inc., 1st Lien Term Loan, 5.25%, 11/03/20		438	434,487
Surgical Care Affiliates, Inc., Term Loan B, 4.25%, 3/17/22		508	504,261
U.S. Renal Care, Inc.:
2013 Term Loan, 4.25%, 7/03/19		369	366,909
2015 Term Loan B, 5.25%, 11/17/22		345	342,413

			9,323,986
Health Care Technology — 0.9%
IMS Health, Inc., Term Loan, 3.50%, 3/17/21		749	739,910
MedAssets, Inc., Term Loan B, 4.00%, 12/13/19		419	415,484

			1,155,394
Hotels, Restaurants & Leisure — 9.3%
Amaya Holdings BV:
1st Lien Term Loan, 5.00%, 8/01/21		285	272,593

6	BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	NOVEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)

Floating Rate Loan Interests	Par (000)		Value
Hotels, Restaurants & Leisure (continued)
Amaya Holdings BV (continued):
2nd Lien Term Loan, 8.00%, 8/01/22	USD	322	$317,543
Boyd Gaming Corp., Term Loan B, 4.00%, 8/14/20		219	217,776
Bronco Midstream Funding LLC, Term Loan B, 5.00%, 8/15/20		640	579,305
Burger King Newco Unlimited Liability Co., 2015 Term Loan B, 3.75%, 12/12/21		1,081	1,074,103
Caesars Entertainment Resort Properties LLC, Term Loan B, 7.00%, 10/11/20		1,345	1,255,702
CCM Merger, Inc., Term Loan B, 4.50%, 8/08/21		341	338,550
Diamond Resorts Corp., Term Loan, 5.50%, 5/09/21		421	415,536
Eldorado Resorts LLC, Term Loan B, 4.25%, 7/13/22		204	203,209
ESH Hospitality, Inc., Term Loan, 5.00%, 6/24/19		210	210,787
Hilton Worldwide Finance LLC, Term Loan B2, 3.50%, 10/26/20		593	589,116
Intrawest ULC, Term Loan, 4.75%, 12/09/20		364	362,391
La Quinta Intermediate Holdings LLC, Term Loan B, 3.75%, 4/14/21		1,272	1,247,562
Las Vegas Sands LLC, Term Loan B, 3.25%, 12/19/20		590	578,594
MGM Resorts International, Term Loan B, 3.50%, 12/20/19		776	770,789
Pinnacle Entertainment, Inc., Term Loan B2, 3.75%, 8/13/20		163	162,724
RHP Hotel Properties LP, Term Loan B, 3.50%, 1/15/21		291	289,492
Sabre, Inc.:
Incremental Term Loan, 4.00%, 2/19/19		113	111,926
Term Loan B, 4.00%, 2/19/19		520	515,374
Scientific Games International, Inc., 2014 Term Loan B1, 6.00%, 10/18/20		744	688,583
Station Casinos LLC, Term Loan B, 4.25%, 3/02/20		1,088	1,078,542

			11,280,197
Household Durables — 0.3%
Jarden Corp., 2015 Term Loan B2, 2.98%, 7/30/22		355	354,428

Floating Rate Loan Interests	Par (000)		Value
Household Products — 0.9%
Bass Pro Group LLC, 2015 Term Loan, 4.00%, 6/05/20	USD	532	$497,341
Spectrum Brands, Inc., Term Loan, 3.50%, 6/23/22		626	624,940

			1,122,281
Independent Power and Renewable Electricity Producers — 2.6%
Aria Energy Operating LLC, Term Loan, 5.00%, 5/27/22		329	315,185
Calpine Corp.:
Term Loan B5, 3.50%, 5/27/22		319	310,473
Term Loan B6, 4.00%, 1/15/23		485	480,150
Energy Future Intermediate Holding Co. LLC, DIP Term Loan, 4.25%, 6/19/16		648	645,364
Granite Acquisition, Inc.:
Term Loan B, 5.00%, 12/19/21		705	655,484
Term Loan C, 5.00%, 12/19/21		31	29,060
NRG Energy, Inc., Refinancing Term Loan B, 2.75%, 7/02/18		450	438,597
Terra-Gen Finance Co. LLC, Term Loan B, 5.25%, 12/09/21		349	332,878

			3,207,191
Industrial Conglomerates — 0.1%
Sequa Corp., Term Loan B, 5.25%, 6/19/17		228	165,166
Insurance — 1.2%
AmWINS Group LLC, 2014 2nd Lien Term Loan, 9.50%, 9/04/20		144	143,170
Asurion LLC:
Term Loan B1, 5.00%, 5/24/19		82	77,223
Term Loan B4, 5.00%, 8/04/22		279	257,934
Cooper Gay Swett & Crawford of Delaware Holding Corp., 1st Lien Term Loan, 5.00%, 4/16/20		366	349,622
Sedgwick Claims Management Services, Inc.:
1st Lien Term Loan, 3.75%, 3/01/21		453	437,998
2nd Lien Term Loan, 6.75%, 2/28/22		260	238,766

			1,504,713

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	NOVEMBER 30, 2015	7

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)

Floating Rate Loan Interests	Par (000)		Value
Internet Software & Services — 1.3%
Go Daddy Operating Co. LLC, Term Loan B, 4.25%, 5/13/21	USD	568	$565,053
Interactive Data Corp., 2014 Term Loan, 4.75%, 5/02/21		971	968,272
W3 Co., 2nd Lien Term Loan, 9.25%, 9/11/20		155	88,129

			1,621,454
IT Services — 4.2%
Blue Coat Holdings Inc., 2015 Term Loan, 4.50%, 5/20/22		830	805,623
Epicor Software Corp., 1st Lien Term Loan, 4.75%, 6/01/22		698	684,662
First Data Corp.:
2018 Extended Term Loan, 3.71%, 3/24/18		2,845	2,812,510
2018 Term Loan, 3.71%, 9/24/18		295	291,926
2021 Extended Term Loan, 4.21%, 3/24/21		125	124,409
Vantiv LLC, 2014 Term Loan B, 3.75%, 6/13/21		389	387,685

			5,106,815
Leisure Products — 0.3%
Bauer Performance Sports Ltd., Term Loan B, 4.50%, 4/15/21		364	352,598
Machinery — 2.1%
Allison Transmission, Inc., Term Loan B3, 3.50%, 8/23/19		274	272,045
Faenza Acquisition GmbH:
Term Loan B1, 4.25%, 8/30/20		254	251,700
Term Loan B3, 4.25%, 8/30/20		77	76,594
Infiltrator Systems, Inc., 2015 Term Loan, 5.25%, 5/27/22		339	338,424
Mueller Water Products, Inc., Term Loan B, 4.00%, 11/25/21		179	178,539
Rexnord LLC, 1st Lien Term Loan B, 4.00%, 8/21/20		560	546,576
Silver II US Holdings LLC, Term Loan, 4.00%, 12/13/19		764	669,371
Wabash National Corp., 2015 Term Loan B, 4.25%, 3/16/22		246	245,802

			2,579,051
Manufacture Goods — 0.1%
KP Germany Erste GmbH, 1st Lien Term Loan, 5.00%, 4/28/20		70	70,030

Floating Rate Loan Interests	Par (000)		Value
Media — 11.9%
Cengage Learning Acquisitions, Inc.:
1st Lien Term Loan, 7.00%, 3/31/20	USD	963	$947,380
Term Loan, 0.00%, 7/03/16 (a)(e)		591	—
Charter Communications Operating LLC:
Term Loan H, 3.25%, 8/24/21		240	237,900
Term Loan I, 3.50%, 1/24/23		1,465	1,461,074
Clear Channel Communications, Inc., Term Loan D, 6.98%, 1/30/19		1,239	893,784
Hemisphere Media Holdings LLC, Term Loan B, 5.00%, 7/30/20		380	368,231
Houghton Mifflin Harcourt Publishing Co., 2015 Term Loan B, 4.00%, 5/31/21		631	603,751
Intelsat Jackson Holdings SA, Term Loan B2, 3.75%, 6/30/19		458	427,443
Liberty Cablevision of Puerto Rico LLC, 1st Lien Term Loan, 4.50%, 1/07/22		275	266,269
Live Nation Entertainment, Inc., 2020 Term Loan B1, 3.50%, 8/16/20		113	112,137
MCC Iowa LLC:
Term Loan I, 2.66%, 6/30/17		247	241,938
Term Loan J, 3.75%, 6/30/21		123	121,818
Media General, Inc., Term Loan B, 4.00%, 7/31/20		242	240,127
Mediacom Communications Corp., Term Loan F, 2.66%, 3/31/18		251	246,779
Mediacom Illinois LLC, Term Loan E, 3.16%, 10/23/17		474	468,719
Neptune Finco Corp., 2015 Term Loan B, 5.00%, 10/09/22		910	906,751
Numericable U.S. LLC:
Term Loan B1, 4.50%, 5/21/20		505	493,820
Term Loan B2, 4.50%, 5/21/20		437	427,221
Term Loan B6, 4.75%, 1/31/23		530	518,409
SBA Senior Finance II LLC:
Incremental Term Loan B, 3.25%, 6/10/22		329	325,060
Term Loan B1, 3.25%, 3/24/21		701	685,448
Sinclair Television Group, Inc., Term Loan B, 3.00%, 4/09/20		39	38,576
Tribune Media Co., Term Loan, 3.75%, 12/27/20		822	817,146

8	BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	NOVEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)

Floating Rate Loan Interests		Par (000)	Value
Media (continued)
TWCC Holding Corp., Term Loan B1, 5.75%, 2/11/20	USD	353	$352,858
Univision Communications, Inc., Term Loan C4, 4.00%, 3/01/20		1,009	992,630
Virgin Media Investment Holdings Ltd., Term Loan E, 4.25%, 6/30/23	GBP	650	966,629
WideOpenWest Finance LLC, 2015 Term Loan B, 4.50%, 4/01/19	USD	226	219,880
Ziggo Financing Partnership:
Term Loan B1, 3.50%, 1/15/22		425	414,374
Term Loan B2A, 3.50%, 1/15/22		276	268,800
Term Loan B3, 3.50%, 1/15/22		453	442,079

			14,507,031
Metals & Mining — 0.5%
Ameriforge Group, Inc., 2nd Lien Term Loan, 8.75%, 12/19/20		100	4,375
Novelis, Inc., 2015 Term Loan B, 4.00%, 6/02/22		589	571,693

			576,068
Multiline Retail — 1.9%
BJ’s Wholesale Club, Inc.:
1st Lien Term Loan, 4.50%, 9/26/19		824	806,500
2nd Lien Term Loan, 8.50%, 3/26/20		200	190,834
Dollar Tree, Inc., Term Loan B1, 3.50%, 7/06/22		543	540,932
Hudson’s Bay Co., 2015 Term Loan B, 4.75%, 9/30/22		240	238,285
Neiman Marcus Group, Inc., 2020 Term Loan, 4.25%, 10/25/20		575	537,336

			2,313,887
Oil, Gas & Consumable Fuels — 2.9%
CITGO Holding, Inc., 2015 Term Loan B, 9.50%, 5/12/18		251	250,660
Drillships Financing Holding, Inc., Term Loan B1, 6.00%, 3/31/21		278	139,499
EP Energy LLC/Everest Acquisition Finance, Inc., Term Loan B3, 3.50%, 5/24/18		400	360,668
Green Energy Partners/Stonewall LLC, Term Loan B1, 6.50%, 11/13/21		205	195,775
Offshore Group Investment Ltd., Term Loan B, 5.75%, 3/28/19		27	7,377

Floating Rate Loan Interests		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Panda Patriot LLC, Term Loan B1, 6.75%, 12/19/20	USD	325	$305,500
Power Buyer LLC:
1st Lien Term Loan, 4.25%, 5/06/20		115	111,853
2nd Lien Term Loan, 8.25%, 11/06/20		105	100,341
Samchully Midstream 3 LLC, Term Loan B, 5.75%, 10/20/21		402	364,781
Seventy Seven Operating LLC, Term Loan B, 3.75%, 6/25/21		60	47,017
Southcross Energy Partners LP, 1st Lien Term Loan, 5.25%, 8/04/21		466	391,541
Southcross Holdings Borrower LP, Term Loan B, 6.00%, 8/04/21		212	145,965
Stonewall Gas Gathering LLC, Term Loan B, 8.75%, 1/28/22		310	306,933
TPF II Power LLC, Term Loan B, 5.50%, 10/02/21		355	348,906
Veresen Midstream Limited Partnership, Term Loan B1, 5.25%, 3/31/22		378	379,518
WTG Holdings III Corp., 1st Lien Term Loan, 4.75%, 1/15/21		133	131,145

			3,587,479
Personal Products — 0.4%
Prestige Brands, Inc., Term Loan B3, 3.50%, 9/03/21		441	438,804
Pharmaceuticals — 6.4%
Akorn, Inc., Term Loan B, 6.00%, 4/16/21		564	539,612
Amneal Pharmaceuticals LLC, Term Loan, 4.50%, 11/01/19		398	390,035
CCC Information Services, Inc., Term Loan, 4.00%, 12/20/19		209	205,690
Endo Luxembourg Finance Co. I Sarl, 2015 Term Loan B, 3.75%, 9/26/22		765	751,612
Grifols Worldwide Operations USA, Inc., Term Loan B, 3.23%, 2/27/21		969	960,106
Horizon Pharma Holdings USA, Inc., Term Loan B, 4.50%, 5/07/21		140	123,069
Jaguar Holding Co. II, 2015 Term Loan B, 4.25%, 8/18/22		1,073	1,043,857
JLL/Delta Dutch Newco BV, 2014 Incremental Term Loan, 4.25%, 3/11/21		784	757,839

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	NOVEMBER 30, 2015	9

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)

Floating Rate Loan Interests		Par (000)	Value
Pharmaceuticals (continued)
Mallinckrodt International Finance SA, Term Loan B, 3.25%, 3/19/21	USD	257	$246,339
Valeant Pharmaceuticals International, Inc.:
Series C2 Term Loan B, 3.75%, 12/11/19		524	494,091
Series D2 Term Loan B, 3.50%, 2/13/19		568	534,172
Series E Term Loan B, 3.75%, 8/05/20		326	306,737
Term Loan B F1, 4.00%, 4/01/22		1,554	1,465,263

			7,818,422
Professional Services — 3.9%
Acosta Holdco, Inc., 2015 Term Loan, 4.25%, 9/26/21		432	413,075
Advantage Sales & Marketing, Inc.:
2014 1st Lien Term Loan, 4.25%, 7/23/21		485	469,096
2014 2nd Lien Term Loan, 7.50%, 7/25/22		160	145,520
Emdeon Business Services LLC, Term Loan B2, 3.75%, 11/02/18		712	703,464
ON Assignment, Inc., 2015 Term Loan, 3.75%, 6/05/22		560	558,177
SIRVA Worldwide, Inc., Term Loan, 7.50%, 3/27/19		408	392,820
Sterling Infosystems, Inc., 1st Lien Term Loan B, 4.50%, 6/20/22		494	489,136
TransUnion LLC, Term Loan B2, 3.50%, 4/09/21		1,238	1,205,015
Truven Health Analytics, Inc., Term Loan B, 4.50%, 6/06/19		388	379,253

			4,755,556
Real Estate Investment Trusts (REITs) — 0.2%
Communications Sales & Leasing, Inc., Term Loan B, 5.00%, 10/24/22		219	202,443
Real Estate Management & Development — 1.9%
CityCenter Holdings LLC, Term Loan B, 4.25%, 10/16/20		523	519,037
DTZ US Borrower LLC, 2015 1st Lien Term Loan, 4.25%, 11/04/21		569	557,914
Realogy Corp.:
Extended Letter of Credit, 0.05%, 10/10/16		40	39,444

Floating Rate Loan Interests		Par (000)	Value
Real Estate Management & Development (continued)
Realogy Corp. (continued):
Term Loan B, 3.75%, 3/05/20	USD	1,173	$1,167,343

			2,283,738
Road & Rail — 0.8%
Hertz Corp., Term Loan B2, 3.00%, 3/11/18		326	321,141
Road Infrastructure Investment LLC:
1st Lien Term Loan, 4.25%, 3/31/21		458	444,284
2nd Lien Term Loan, 7.75%, 9/30/21		225	213,750

			979,175
Semiconductors & Semiconductor Equipment — 4.7%
Avago Technologies Cayman Ltd., Term Loan B:
2015, 1.00%, 11/06/22		2,490	2,463,232
3.75%, 5/06/21		1,009	1,007,496
Freescale Semiconductor, Inc.:
Term Loan B4, 4.25%, 2/28/20		525	524,042
Term Loan B5, 5.00%, 1/15/21		162	161,512
NXP BV:
2015 Term Loan B, 3.75%, 11/05/20		1,292	1,284,376
Term Loan D, 3.25%, 1/11/20		323	319,290

			5,759,948
Software — 4.1%
Evertec Group LLC, Term Loan B, 3.25%, 4/17/20		239	232,303
GCA Services Group, Inc.:
2nd Lien Term Loan, 9.25%, 10/22/20		176	172,480
Term Loan B, 4.25%, 11/01/19		371	369,037
Infor US, Inc., Term Loan B5, 3.75%, 6/03/20		712	677,880
Informatica Corp., Term Loan, 4.50%, 8/05/22		789	766,400
IQOR US, Inc., Term Loan B, 6.00%, 4/01/21		175	137,669
Kronos, Inc.:
2nd Lien Term Loan, 9.75%, 4/30/20		409	413,320
Initial Incremental Term Loan, 4.50%, 10/30/19		243	241,364
Mitchell International, Inc.:
1st Lien Term Loan, 4.50%, 10/12/20		494	483,660

10	BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	NOVEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)

Floating Rate Loan Interests		Par (000)	Value
Software (continued)
Mitchell International, Inc. (continued):
2nd Lien Term Loan, 8.50%, 10/11/21	USD	350	$342,563
Sophia LP, 2015 Term Loan B, 4.75%, 9/30/22		190	188,070
SS&C Technologies, Inc.:
2015 Term Loan B1, 3.75%, 7/08/22		776	772,325
2015 Term Loan B2, 3.75%, 7/08/22		117	116,072
Tibco Software, Inc., Term Loan B, 6.50%, 12/04/20		35	31,602

			4,944,745
Specialty Retail — 3.5%
Equinox Holdings, Inc., Repriced Term Loan B, 5.00%, 1/31/20		296	295,753
Leslie’s Poolmart, Inc., Term Loan, 4.25%, 10/16/19		488	475,363
Michaels Stores, Inc.:
Incremental 2014 Term Loan B2, 4.00%, 1/28/20		657	651,079
Term Loan B, 3.75%, 1/28/20		511	505,831
Party City Holdings, Inc., 2015 Term Loan B, 4.25%, 8/19/22		710	692,428
Petco Animal Supplies, Inc., Term Loan, 4.00%, 11/24/17		631	629,683
PetSmart, Inc., Term Loan B, 4.25%, 3/11/22		821	805,410
Things Remembered, Inc., Term Loan B, 8.25%, 5/24/18		348	251,957

			4,307,504
Technology Hardware, Storage & Peripherals — 0.7%
Dell International LLC, Term Loan B2, 4.00%, 4/29/20		315	313,607
Dell, Inc., Term Loan C, 3.75%, 10/29/18		327	325,632
Linxens France SA, Term Loan, 5.00%, 10/14/22		180	177,188

			816,427
Textiles, Apparel & Luxury Goods — 0.4%
Ascend Performance Materials LLC, Term Loan B, 6.75%, 4/10/18		523	484,112
Thrifts & Mortgage Finance — 0.4%
IG Investment Holdings LLC, Term Loan B, 6.00%, 10/29/21		438	435,301

Floating Rate Loan Interests		Par (000)	Value
Trading Companies & Distributors — 0.6%
HD Supply, Inc., 2015 Term Loan B, 3.75%, 8/13/21	USD	745	$736,805
Transportation — 0.2%
Gruden Acquisition, Inc., 1st Lien Term Loan, 5.75%, 8/18/22		290	279,488
Transportation Infrastructure — 0.2%
Penn Products Terminals LLC, Term Loan B, 4.75%, 4/13/22		255	235,582
Wireless Telecommunication Services — 2.4%
LTS Buyer LLC, 1st Lien Term Loan, 4.00%, 4/13/20		940	921,879
New Lightsquared LLC, PIK Exit Term Loan, 9.75%, 5/14/20 (g)		1,300	1,264,250
T-Mobile USA, Inc., Term Loan B, 3.50%, 10/30/22		685	685,322

			2,871,451
Total Floating Rate Loan Interests — 126.4%			153,777,022

Non-Agency Mortgage Backed Securities — 0.3%
Collateralized Mortgage Obligations — 0.3%
Hilton USA Trust, Series 2013-HLT, Class EFX, 4.60%, 11/05/30 (b)(c)		304	305,204

Investment Companies		Shares
Capital Markets — 0.0%
Eaton Vance Floating-Rate Income Trust		12	158
Eaton Vance Senior Income Trust		3,347	20,383
Total Investment Companies — 0.0%			20,541

Warrants
Software — 0.0%
HMH Holdings/EduMedia (Issued/exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 6/22/19, Strike Price $42.27)		691	4,661
Total Long-Term Investments (Cost — $167,528,425) — 133.9%			162,917,135

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	NOVEMBER 30, 2015	11

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)

Short-Term Securities — 2.1%	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.14% (h)(i)	2,587,040	$2,587,040
Total Short-Term Securities (Cost — $2,587,040) — 2.1%		2,587,040
Total Investments (Cost — $170,115,465*) — 136.0%		$165,504,175
Liabilities in Excess of Other Assets — (36.0)%		(43,794,438)

Net Assets — 100.0%		$121,709,737

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$170,665,548

Gross unrealized appreciation	$278,179
Gross unrealized depreciation	(5,439,552)

Net unrealized depreciation	$(5,161,373)

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Variable rate security. Rate shown is as of period end.
(d)	Zero-coupon bond.

(e)	Issuer filed for bankruptcy and/or is in default of interest payments.
(f)	Amount is less than $500.

(g)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(h)	During the period ended November 30, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2015	Net Activity	Shares Held at November 30, 2015	Net Income/(Loss)
BlackRock Liquidity Funds, TempFund, Institutional Class	254,052	2,332,988	2,587,040	$60

(i)	Represents the current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts
Contracts Short	Issue	Expiration	Notional Value		Unrealized Depreciation
(4)	10-Year U.S. Treasury Note	March 2016	USD	505,750	$(1,180)

12	BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	NOVEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)

Forward Foreign Currency Exchange Contracts
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 781,380	GBP 509,000	Morgan Stanley and Co. International PLC	12/03/15	$14,780
USD 764,808	GBP 509,000	BNP Paribas SA	1/06/16	(1,933)
Total				$12,847

Portfolio Abbreviations

CLO	Collateralized Loan Obligation
DIP	Debtor-In-Possession
GBP	British Pound
PIK	Payment-In-Kind.
USD	U.S. Dollar

Fair Value Hierarchy as of period end

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Funds’ own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	NOVEMBER 30, 2015	13

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$3,162,361	$1,114,202	$4,276,563
Common Stocks	$238,207	—	—	238,207
Corporate Bonds	—	4,294,937	—	4,294,937
Floating Rate Loan Interests	—	143,217,171	10,559,851	153,777,022
Investment Companies	20,541	—	—	20,541
Non-Agency Mortgage-Backed Securities	—	305,204	—	305,204
Warrants	—	—	4,661	4,661
Short-Term Securities	2,587,040	—	—	2,587,040

Total	$2,845,788	$150,979,673	$11,678,714	$165,504,175

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$14,780	—	$14,780
Liabilities:
Interest rate contracts	$(1,180)	—	—	(1,180)
Foreign currency exchange contracts	—	(1,933)	—	(1,933)

	$(1,180)	$12,847	—	$11,667

[1] Derivative financial instruments are financial futures contracts and forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$709,109	—	—	$709,109
Cash pledged for financial futures contracts	5,700	—	—	5,700
Foreign currency at value	1,998	—	—	1,998
Liabilities:
Bank borrowings payable	—	$(39,000,000)	—	(39,000,000)

Total	$716,807	$(39,000,000)	—	$(38,283,193)

During the period ended November 30, 2015, there were no transfers between level 1 and level 2.

14	BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	NOVEMBER 30, 2015

Schedule of Investments (concluded)	BlackRock Defined Opportunity Credit Trust (BHL)

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Floating Rate Loan Interests	Warrants	Grand Total
Assets:
Opening balance, as of August 31, 2015	$1,801,100	$7,593,019	$5,940	$9,400,059
Transfers into Level 3[1]	—	5,494,901	—	5,494,901
Transfers out of Level 3[2]	(430,000)	(1,818,323)	—	(2,248,323)
Accrued discounts/premiums	379	3,458	—	3,837
Net realized gain (loss)	(28,942)	(9,694)	—	(38,636)
Net change in unrealized Appreciation (depreciation)[3,4]	(17,710)	(245,054)	(1,279)	(264,043)
Purchases	—	439,776	—	439,776
Sales	(210,625)	(898,232)	—	(1,108,857)
Closing balance, as of November 30, 2015	$1,114,202	$10,559,851	$4,661	$11,678,714

Net change in unrealized appreciation (depreciation) on investments still held at November 30, 2015[4]	$(17,084)	$(245,708)	$(1,279)	$(264,071)

[1]    As of August 31, 2015, the Fund used observable inputs in determining the value of certain investments. As of November 30, 2015, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $5,494,901 transferred from Level 2 to Level 3 in the disclosure hierarchy.

[2]    As of August 31, 2015, the Fund used significant unobservable inputs in determining the value of certain investments. As of November 30, 2015, the Fund used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $(2,248,323) transferred from Level 3 to Level 2 in the disclosure hierarchy.

[3] Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations.

[4]    Any difference between net change in unrealized appreciation (depreciation) on investments still held at November 30, 2015 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	NOVEMBER 30, 2015	15

Item 2 – Controls and Procedures

2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Defined Opportunity Credit Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Defined Opportunity Credit Trust

Date:	January 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Defined Opportunity Credit Trust

Date:	January 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Defined Opportunity Credit Trust

Date:	January 22, 2016